Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Provisions Text Block Abstract
Schedule of provisions
	Commissions, promotions and other		Bonuses and other employee benefits	Professional services fees	Other general provisions	Total
As of January 1, 2020	Ps.	32,779	13,356	554	-	46,689

Increases		1,272,651	54,223	16,947	-	1,343,821
Payments		(1,198,284)	(21,039)	(17,209)	-	(1,236,532)

As of January 3, 2021	Ps.	107,146	46,540	292	-	153,978

Increases		2,054,420	140,436	17,541	-	2,212,397
Payments		(2,048,135)	(182,439)	(17,333)	-	(2,247,907)

As of December 31, 2021	Ps.	113,431	4,537	500	-	118,468

Additions for subsidiaries’ acquisition		360,280	-	62,990	276,314	699,584
Increases		4,030,497	74,764	48,292	412,645	4,566,198
Payments		(4,012,720)	(52,898)	(54,490)	(469,674)	(4,589,782)
Foreign currency translation		(135)	-	-	(921)	(1,056)
As of December 31, 2022	Ps.	491,353	26,403	57,292	218,364	793,412